Accrued Expenses	12 Months Ended
Dec. 31, 2018
Accrued Expenses

5. Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	December 31,
	2018	2017
Accrued external research and development expenses	$2,619	$1,531
Accrued payroll and related expenses	2,526	1,330
Accrued professional fees	787	963
Accrued leasehold improvements	501	—
Accrued other	494	151

	$6,927	$3,975